Supplementary Financial Statement Information - Schedule of Revenues by Geographical Area (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Revenues by Geographical Area [Line Items]
Revenues	$ 2,371	$ 515	$ 10,959
United States[Member]
Schedule of Revenues by Geographical Area [Line Items]
Revenues	2,176	484	10,839
Canada [Member]
Schedule of Revenues by Geographical Area [Line Items]
Revenues	96		87
Europe and Other [Member]
Schedule of Revenues by Geographical Area [Line Items]
Revenues	98		28
Israel [Member]
Schedule of Revenues by Geographical Area [Line Items]
Revenues	$ 1	$ 31	$ 5